Consolidated Statements Of Changes In Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2012	$ 95,653	$ 6,495	$ 91,038	$ 25,440	$ (32,888)	$ 5,235	$ 333
Balance at beginning of year (in shares) at Dec. 31, 2012		6,495			(914)
Issuance of shares - common stock (value)		$ 0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					$ (13,028)
Repurchase of common stock (in shares)					(366)
Issuance of treasury stock			(8)		$ 297
Issuance of treasury stock (in shares)					11
Share-based payments			62
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			(1)
Net income attributable to AT&T ($2.37, $1.24 and $3.42 per diluted share)	18,418			18,418
Dividends to stockholders ($1.89, $1.85 and $1.81 per share)				(9,589)
Other comprehensive income attributable to AT&T	2,645					2,645
Net income attributable to noncontrolling interest	304						304
Distributions							(231)
Contributions							51
Acquisitions of noncontrolling interests							44
Acquisition of interests held by noncontrolling owners							(5)
Translation adjustments attributable to noncontrolling interest, net of taxes	(2)						(2)
Balance at end of year at Dec. 31, 2013	94,610	$ 6,495	91,091	34,269	$ (45,619)	7,880	494
Balance at end of year (in shares) at Dec. 31, 2013		6,495			(1,269)
Issuance of shares - common stock (value)		$ 0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					$ (1,617)
Repurchase of common stock (in shares)					(48)
Issuance of treasury stock			4		$ 207
Issuance of treasury stock (in shares)					9
Share-based payments			47
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			(34)
Net income attributable to AT&T ($2.37, $1.24 and $3.42 per diluted share)	6,442			6,442
Dividends to stockholders ($1.89, $1.85 and $1.81 per share)				(9,630)
Other comprehensive income attributable to AT&T	181					181
Net income attributable to noncontrolling interest	294						294
Distributions							(233)
Contributions							0
Acquisitions of noncontrolling interests							69
Acquisition of interests held by noncontrolling owners							(70)
Translation adjustments attributable to noncontrolling interest, net of taxes	0						0
Balance at end of year at Dec. 31, 2014	90,270	$ 6,495	91,108	31,081	$ (47,029)	8,061	554
Balance at end of year (in shares) at Dec. 31, 2014		6,495			(1,308)
Issuance of shares - common stock (value)		$ 0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					$ (278)
Repurchase of common stock (in shares)					(8)
Issuance of treasury stock			(1,597)		$ 34,715
Issuance of treasury stock (in shares)					966
Share-based payments			252
Share of equity method investee capital transactions			0
Change related to acquisition of interests held by noncontrolling owners			0
Net income attributable to AT&T ($2.37, $1.24 and $3.42 per diluted share)	13,345			13,345
Dividends to stockholders ($1.89, $1.85 and $1.81 per share)				(10,755)
Other comprehensive income attributable to AT&T	(2,727)					(2,727)
Net income attributable to noncontrolling interest	342						342
Distributions							(294)
Contributions							0
Acquisitions of noncontrolling interests							383
Acquisition of interests held by noncontrolling owners							0
Translation adjustments attributable to noncontrolling interest, net of taxes	(16)						(16)
Balance at end of year at Dec. 31, 2015	$ 123,640	$ 6,495	$ 89,763	$ 33,671	$ (12,592)	$ 5,334	$ 969
Balance at end of year (in shares) at Dec. 31, 2015		6,495			(350)